Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Asset management revenue	$ 21,106	$ 18,910	$ 17,728
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Investment in subsidiaries	5,000	5,000
Unrealized gain (loss) on trading investments	1,100	900
Asset management revenue	$ 5,700	$ 6,400	$ 4,300